PREPAYMENTS, OTHER CURRENT ASSETS AND DEPOSITS	12 Months Ended
Dec. 31, 2014
PREPAYMENTS, OTHER CURRENT ASSETS AND DEPOSITS [Abstract]
PREPAYMENTS, OTHER CURRENT ASSETS AND DEPOSITS
6.	PREPAYMENTS, OTHER CURRENT ASSETS AND DEPOSITS

Prepayments and other current assets consist of the following:

	As of December 31, 2013	As of December 31, 2014	As of December 31, 2014
	RMB	RMB	US$

Prepayments	824	371	60
Deposits for future lottery ticket purchase*	55,911	89,417	14,411
Receivables from third party payment service providers	12,416	17,705	2,854
Receivables from lottery administration centers for winnings	15,880	2,749	443
Interest receivables	-	6,441	1,038
Deposit for business acquisition**	-	20,000	3,223
Deferred sponsorship and advertising expenses	1,757	10,324	1,664
Others	7,485	10,880	1,754

	94,273	157,887	25,447

*	Deposits for future lottery ticket purchase represent cash paid in advance by the Group to lottery administration centers for the purchase of lottery tickets.

**
Deposit for business acquisition represents cash paid in advance by the Group for a potential business acquisition. The deposit was subsequently returned to the Group in January 2015, as the deal was cancelled.

Deposits consist of the following:

	As of December 31, 2013	As of December 31, 2014	As of December 31, 2014
	RMB	RMB	US$

Deposits for lottery ticket equipment and office leases	5,939	10,071	1,623